ANALYSIS OF OPERATING SEGMENTS - Statement of financial position (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Assets
Trading assets	$ 2,216.9	$ 7,204,312	$ 5,128,088	[2]
Investment securities	7,086.7	23,030,159	21,513,199	[2]
Hedging derivatives assets	9.3	30,138	55,261	[2]
Investments in associates and joint ventures	302.4	982,743	1,043,014	[2]
Loans and receivables	51,907.3	168,685,654	160,754,295	[2]
Other Assets		59,742,147	48,044,683
Total Assets	79,906.2	259,675,153	236,538,540	[2]
Liabilities
Customer Deposits	50,576.0	164,359,451	154,885,224	[2]
Financial Obligations	15,758.7	51,211,990	45,276,036	[2]
Other Liabilities		14,549,364	10,506,053
Total Liabilities	$ 70,811.8	230,120,805	210,667,313	[2]
Banco de Bogota S.A.
Assets
Trading assets		3,086,060	2,590,371
Investment securities		11,238,754	11,316,584
Hedging derivatives assets		32,981	51,376
Investments in associates and joint ventures		4,157,015	3,417,702
Loans and receivables		111,018,238	104,243,806
Other Assets		33,769,462	27,769,296
Total Assets		163,302,510	149,389,135
Liabilities
Customer Deposits		108,404,522	100,947,244
Financial Obligations		28,560,065	25,294,735
Other Liabilities		6,670,148	4,955,086
Total Liabilities		143,634,735	131,197,065
Banco de Occidente S.A.
Assets
Trading assets		1,670,934	584,470
Investment securities		5,070,964	5,215,334
Investments in associates and joint ventures		1,247,935	672,169
Loans and receivables		26,996,654	27,480,881
Other Assets		3,935,123	3,794,020
Total Assets		38,921,610	37,746,874
Liabilities
Customer Deposits		25,592,232	26,169,109
Financial Obligations		6,881,717	5,802,728
Other Liabilities		1,941,504	1,370,759
Total Liabilities		34,415,453	33,342,596
Banco Popular S.A.
Assets
Trading assets		235,283	217,354
Investment securities		2,900,778	2,655,936
Investments in associates and joint ventures		396,289	10,965
Loans and receivables		18,287,166	17,034,186
Other Assets		2,829,152	2,403,662
Total Assets		24,648,668	22,322,103
Liabilities
Customer Deposits		17,571,388	15,968,499
Financial Obligations		3,139,013	2,778,675
Other Liabilities		1,047,333	903,882
Total Liabilities		21,757,734	19,651,056
Banco Comercial AV Villas S.A.
Assets
Trading assets		302,226	328,070
Investment securities		1,225,551	670,278
Investments in associates and joint ventures		2,347	1,597
Loans and receivables		11,027,826	9,977,597
Other Assets		1,649,531	1,340,582
Total Assets		14,207,481	12,318,124
Liabilities
Customer Deposits		11,425,400	10,086,106
Financial Obligations		647,872	212,914
Other Liabilities		514,029	554,618
Total Liabilities		12,587,301	10,853,638
Corporacion Financiera Colombiana S.A.
Assets
Trading assets		1,987,205	1,577,734
Investment securities		3,189,297	2,626,170
Hedging derivatives assets		43	5,154
Investments in associates and joint ventures		759,222	820,125
Loans and receivables		2,575,561	2,785,100
Other Assets		17,729,308	13,300,715
Total Assets		26,240,636	21,114,998
Liabilities
Customer Deposits		3,805,028	4,095,692
Financial Obligations		9,673,342	8,875,171
Other Liabilities		4,643,578	2,901,402
Total Liabilities		18,121,948	15,872,265
All other segments
Assets
Trading assets		212	1,075
Other Assets		3,924,117	3,737,676
Total Assets		3,924,329	3,738,751
Liabilities
Financial Obligations		4,376,021	4,947,839
Other Liabilities		443,591	581,996
Total Liabilities		4,819,612	5,529,835
Elimination of intersegment amounts [member]
Assets
Trading assets		(77,608)	(170,986)
Investment securities		(595,185)	(971,103)
Hedging derivatives assets		(2,886)	(1,269)
Investments in associates and joint ventures		(5,580,065)	(3,879,544)
Loans and receivables		(1,219,791)	(767,275)
Other Assets		(4,094,546)	(4,301,268)
Total Assets		(11,570,081)	(10,091,445)
Liabilities
Customer Deposits		(2,439,119)	(2,381,426)
Financial Obligations		(2,066,040)	(2,636,026)
Other Liabilities		(710,819)	(761,690)
Total Liabilities		$ (5,215,978)	$ (5,779,142)

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.